Assets/Liabilities for Insurance Contracts and Reinsurance Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of types of insurance contracts [abstract]
Assets Related to Insurance and Reinsurance Contracts
Assets and Liabilities related to insurance and reinsurance contracts as of the indicated dates are detailed as follows:

			Total as
	Life	Non Life	12.31.23
Insurance contract assets	1,517,255	8,304,412	9,821,667
Insurance contract liabilities	(2,341,868)	(103,358,664)	(105,700,532)
Reinsurance contract assets	—	28,616,023	28,616,023
Reinsurance contract liabilities	(458,584)	(1,705,054)	(2,163,638)

			Total as
	Life	Non Life	12.31.22
Insurance contract assets	891,407	2,604,496	3,495,903
Insurance contract liabilities	(3,948,374)	(119,827)	(4,068,201)
Reinsurance contract assets	13,182	85,584	98,766

Assets and Liabilities Related to Insurance Contracts

	12.31.23	12.31.22
Insurance contract assets	9,821,667	3,495,903
Insurance contract liabilities	(105,700,532)	(4,068,201)
Liabilities for remaining coverage	19,818,148	3,170,130
Estimates of the present value of cash flows	(1,835,452)	(2,258,020)
Risk adjustment	(86,981)	(29,048)
Cost service margin	(1,277,382)	(1,674,286)
Premium reserve - Simplified Model	23,017,963	7,131,484
Liabilities for incurred claims	(115,697,013)	(3,742,428)
Estimates of the present value of cash flows	(113,944,858)	(3,530,506)
Risk adjustment	(1,752,155)	(211,922)
Reinsurance contract assets	28,616,023	98,766
Reinsurance contract liabilities	(2,163,638)	—
Liabilities for remaining coverage	4,320,414	(129,390)
Premium reserve - Simplified Model	4,320,414	(129,390)
Liabilities for incurred claims	22,131,971	228,156
Estimates of the present value of cash flows	22,065,757	217,982
Risk adjustment	66,214	10,174

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	7,111,168	—	(3,405,560)	(209,705)	3,495,903
Opening insurance contract liabilities	(1,652,784)	—	(2,384,150)	(31,267)	(4,068,201)
Net balance as at December 31, 2022	5,458,384	—	(5,789,710)	(240,972)	(572,298)
Insurance revenue	95,782,121	—	—	—	95,782,121
Incurred claims and other directly attributable expenses	—	—	(49,243,616)	327,915	(48,915,701)
Losses on onerous contracts and reversal of those losses	—	(426,180)	—	—	(426,180)
Insurance acquisition cash flows amortization	(9,457,404)	—	—	—	(9,457,404)
Insurance service expenses	(9,457,404)	(426,180)	(49,243,616)	327,915	(58,799,285)
Insurance service result	86,324,717	(426,180)	(49,243,616)	327,915	36,982,836
IAS 29 + Finance expenses from insurance contracts held	(5,436,169)	—	1,559,550	85,937	(3,790,682)
Total amounts recognized in comprehensive income	80,888,548	(426,180)	(47,684,066)	413,852	33,192,154
Cash flows
Premiums received	(96,017,423)	—	—	—	(96,017,423)
Claims and other directly attributable expenses paid	—	—	37,067,756	—	37,067,756
Insurance acquisition cash flows	15,572,924	—	—	—	15,572,924
Total cash flows	(80,444,499)	—	37,067,756	—	(43,376,743)
Acquisitions	16,264,862	—	(99,374,824)	(2,012,016)	(85,121,978)
Net balance as at December 31, 2023	22,167,295	(426,180)	(115,780,844)	(1,839,136)	(95,878,865)
Closing insurance contract liabilities	7,315,318	(41,949)	(111,268,893)	(1,705,008)	(105,700,532)
Closing insurance contract assets	14,851,977	(384,231)	(4,511,951)	(134,128)	9,821,667
Net balance as at December 31, 2023	22,167,295	(426,180)	(115,780,844)	(1,839,136)	(95,878,865)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	(129,391)	—	217,984	10,173	98,766
Net balance as at December 31, 2022	(129,391)	—	217,984	10,173	98,766
Reinsurance expenses	(5,933,320)	—	—	—	(5,933,320)
Incurred claims recovery	—	—	5,111,635	(5,122)	5,106,513
Loss recovery component	—	187,009	—	—	187,009
Net income (expenses) from reinsurance contracts held	(5,933,320)	187,009	5,111,635	(5,122)	(639,798)
IAS 29 + Finance results from reinsurance contracts held	4,366,252	—	4,111,918	(6,907)	8,471,263
Total amounts recognized in comprehensive income	(1,567,068)	187,009	9,223,553	(12,029)	7,831,465
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	3,780,114	—	—	—	3,780,114
Recoveries from reinsurance	—	—	(1,322,867)	—	(1,322,867)
Total cash flows	3,780,114	—	(1,322,867)	—	2,457,247
Acquisitions	2,049,750	—	13,947,087	68,070	16,064,907
Net balance as at December 31, 2023	4,133,405	187,009	22,065,757	66,214	26,452,385
Closing reinsurance contract liabilities	(3,748,254)	—	1,551,671	32,945	(2,163,638)
Closing reinsurance contract assets	7,881,659	187,009	20,514,086	33,269	28,616,023
Net balance as at December 31, 2023	4,133,405	187,009	22,065,757	66,214	26,452,385

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract liabilities	4,657,387	—	(4,933,710)	—	(276,323)
Net balance as at December 31, 2021	4,657,387	—	(4,933,710)	—	(276,323)
Insurance revenue	69,488,357	—	—	—	69,488,357
Incurred claims and other directly attributable expenses	—	—	(29,764,992)	(240,972)	(30,005,964)
Insurance acquisition cash flows amortization	2,759,093	—	—	—	2,759,093
Insurance service expenses	2,759,093	—	(29,764,992)	(240,972)	(27,246,871)
Insurance service result	72,247,450	—	(29,764,992)	(240,972)	42,241,486
IAS 29 + Finance expenses from insurance contracts held	(8,883,359)	—	643,265	—	(8,240,094)
Total amounts recognized in comprehensive income	63,364,091	—	(29,121,727)	(240,972)	34,001,392
Cash flows
Premiums received	(64,412,277)	—	—	—	(64,412,277)
Claims and other directly attributable expenses paid	—	—	28,265,727	—	28,265,727
Insurance acquisition cash flows	1,849,183	—	—	—	1,849,183
Total cash flows	(62,563,094)	—	28,265,727	—	(34,297,367)
Net balance as at December 31, 2022	5,458,384	—	(5,789,710)	(240,972)	(572,298)
Closing insurance contract liabilities	(1,652,784)	—	(2,384,150)	(31,267)	(4,068,201)
Closing insurance contract assets	7,111,168	—	(3,405,560)	(209,705)	3,495,903
Net balance as at December 31, 2022	5,458,384	—	(5,789,710)	(240,972)	(572,298)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	17,449	—	427,347	—	444,796
Opening reinsurance contract liabilities	—	—	—	—	—
Net balance as at December 31, 2021	17,449	—	427,347	—	444,796
Reinsurance expenses	(2,525,629)	—	—	—	(2,525,629)
Incurred claims recovery	—	—	349,007	10,173	359,180
Net income (expenses) from reinsurance contracts held	(2,525,629)	—	349,007	10,173	(2,166,449)
IAS 29 + Finance results from reinsurance contracts held	130,807	—	(248,965)	—	(118,158)
Total amounts recognized in comprehensive income	(2,394,822)	—	100,042	10,173	(2,284,607)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	2,247,982	—	—	—	2,247,982
Recoveries from reinsurance	—	—	(309,405)	—	(309,405)
Total cash flows	2,247,982	—	(309,405)	—	1,938,577
Net balance as at December 31, 2022	(129,391)	—	217,984	10,173	98,766
Closing reinsurance contract assets	(129,391)	—	217,984	10,173	98,766
Net balance as at December 31, 2022	(129,391)	—	217,984	10,173	98,766

Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract
Insurance liabilities were recorded using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.23	12.31.22
Mortality Table	1983 Table A	1983 Table A
Investment (Discount) Rate	Products in US$: 4.64% annually	Products in US$: 4.84% annually
	Products in Ps.: 181.38% annually	Products in Ps.: 108.46% annually
Life Insurance Reference Rate	75% of the projection of the BADLAR rate starting from 69.47% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.	75% of the projection of the BADLAR rate starting from 69.47% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.
Administrative Expenses	Ps.1.68 for voluntary retirement and Ps.11.34for annuities	Ps.2.40 for voluntary retirement and Ps.14.80 for annuities